INTEREST-BEARING BORROWINGS (Details 5) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	¥ 5,568,519,362	¥ 4,667,344,920
Rights to earnings in the Group's subordinate tranches of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	3,474,391,373	4,173,931,373
Rights to earnings in loans principal, interest and financing service fee receivables
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	554,154,772	493,413,547
Loans principal, interest and financing service fee receivables
Assets Sold under Agreements to Repurchase [Line Items]
Pledged assets	¥ 1,539,973,217	¥ 0